Right of use assets and related lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets
The following is the activity of the "Right of use assets for vessels" starting on January 1, 2021 through December 31, 2022:

In thousands of U.S. Dollars	Vessels	Drydock	Total
Cost
As of January 1, 2022	$836,246	$23,562	$859,808
Disposal of vessels (1)	(38,163)	(985)	(39,148)
As of December 31, 2022	798,083	22,577	820,660

Accumulated depreciation and impairment
As of January 1, 2022	(84,221)	(11,562)	(95,783)
Charge for the period	(33,928)	(4,899)	(38,827)
Disposal of vessels (1)	3,247	529	3,776
As of December 31, 2022	(114,902)	(15,932)	(130,834)

Net book value
As of December 31, 2022	$683,181	$6,645	$689,826
(1)    Represents the net book value of one MR vessel (STI Majestic) which was sold during the year ended December 31, 2022. This transactions is described in Note 5 above.

In thousands of U.S. Dollars	Vessels	Drydock	Total
Cost
As of January 1, 2021	$853,690	$23,562	$877,252
Other (1)	(349)	—	(349)
Fully depreciated assets (1)	(17,095)	—	(17,095)
As of December 31, 2021	836,246	23,562	859,808

Accumulated depreciation and impairment
As of January 1, 2021	(63,636)	(6,437)	(70,073)
Charge for the period	(37,661)	(5,125)	(42,786)
Other (1)	(19)	—	(19)
Fully depreciated assets (1)	17,095	—	17,095
As of December 31, 2021	(84,221)	(11,562)	(95,783)

Net book value
As of December 31, 2021	$752,025	$12,000	$764,025
(1)    This amount represents the adjustment of the lease term and write-off of fully depreciated right of use assets related to the bareboat charters on four fixed rate Handymax vessels that expired in March 2021.
The following table summarizes the payments made for the years ended December 31, 2022 and 2021 relating to lease liabilities accounted for under IFRS 16 - Leases:

	For the year ended December 31,
In thousands of U.S. dollars	2022	2021
Interest expense recognized in consolidated statements of income or loss	$30,420	$23,641
Principal repayments recognized in consolidated cash flow statements (1)	79,502	56,729
Net (increase) decrease in accrued interest expense	(188)	39
Net (decrease) in prepaid interest expense	—	(684)
Total payments on lease liabilities under IFRS 16 - Leases	$109,734	$79,725

Schedule of operating leases and future minimum lease payments	The obligations under these agreements will be repaid as follows:

As of
In thousands of U.S. dollars	December 31, 2022
Less than 1 year	$94,372
1 - 5 years	481,848
5+ years	62,858
Total	639,078
Discounting effect (1)	(142,001)
Prepaid interest expense	(1,202)
Lease liability	$495,875

(1)Represents estimated interest payments using the applicable implicit or imputed interest rates in each lease agreement. For leases with implicit rates which include a variable component tied to a benchmark, such as LIBOR, the payments were estimated by taking into consideration: (i) the margin on each lease and (ii) the forward interest rate swap curve calculated from interest swap rates, as published by a third party, as of December 31, 2022.